Related party transactions - Schedule of Costs Incurred with Related Parties (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Arrangement fees [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	$ 1,512		$ 4,564
Transaction fees [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	653		1,513
Reimbursed expenses [Member]
Related Party Transaction [Line Items]
Costs incurred with the Manager and parties related thereto	$ 18		$ 36